UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08879

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SUN CAPITAL ADVISERS TRUST

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(Exact name of registrant as specified in charter)

One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481

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(Address of principal executive offices) (Zip code)

James M.A. Anderson

Sun Capital Advisers Trust

One Sun Life Executive Park

Wellesley Hills, Massachusetts 02481

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(Name and address of agent for service)

Registrant's telephone number, including area code: (781) 237-6030

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Date of fiscal year end: December 31

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Date of reporting period: September 30, 2004

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Item 1. SCHEDULE OF INVESTMENTS.

ALL CAP FUND

PORTFOLIO OF INVESTMENTS

September 30, 2004 (Unaudited)                                  Sun Capital Advisers Trust
	Shares	Value
COMMON STOCK-95.7%
AGRICULTURE-4.6%
Bunge Ltd.	2,826	$ 112,983
Delta and Pine Land Co.	2,762	73,884
Monsanto Co.	3,160	115,087
		301,954

AUTO PARTS-0.9%
Exide Technologies *	3,644	57,757

AUTOMOTIVE-1.9%
Navistar International Corp. *	3,269	121,574

BANKS-2.0%
New York Community Bancorp, Inc.	6,267	128,724

BROADCASTING - RADIO/TV-1.9%
Clear Channel Communications, Inc.	3,983	124,150

CABLE & SATELLITE OPERATORS-1.8%
Comcast Corp. Class A *	4,227	119,371

CABLE TV SERVICES-4.1%
Cablevision Systems New York Group Class A *	6,188	125,492
EchoStar Communications Corp. Class A *	4,623	143,868
		269,360

CHEMICALS-1.9%
The Dow Chemical Co.	2,777	125,465

COMPUTERS & BUSINESS EQUIPMENT-2.1%
Brocade Communications Systems, Inc. *	24,742	139,792

COMPUTER SERVICES-2.2%
Parametric Technology Corp. *	27,315	144,223

COSMETICS & TOILETRIES-2.1%
Revlon, Inc. Class A *	55,096	138,842

ELECTRICAL EQUIPMENT-3.0%
GrafTech International Ltd. *	6,199	86,476
Vicor Corp.	10,463	105,781
		192,257

ENERGY-1.8%
Calpine Corp. *	41,509	120,376

FOOD, BEVERAGES & TOBACCO-2.8%
Archer-Daniels-Midland Co.	6,862	116,517
Performance Food Group, Inc. *	2,689	63,729
		180,246

HEALTH CARE EQUIPMENT & SUPPLIES-1.7%
Baxter International, Inc.	3,527	113,428

HEALTH CARE PROVIDER & SERVICES-1.1%
Eclipsys Corp. *	4,379	68,312

INDUSTRIAL-3.5%
Rockwell Automation, Inc.	2,721	105,303
UNOVA, Inc. *	8,642	121,420
		226,723

INSURANCE-9.8%
Allmerica Financial Corp. *	4,686	125,960
Aon Corp.	4,721	135,681
Principal Financial Group, Inc.	3,551	127,729
Prudential Financial, Inc.	2,442	114,872
UnumProvident Corp.	8,720	136,817
		641,059

INSURANCE - BROKERS-1.8%
Marsh & McLennan Cos., Inc.	2,605	119,205

INTERNET SOFTWARE & SERVICES-1.7%
IAC/InterActiveCorp *	5,089	112,060

MACHINERY-2.0%
AGCO Corp. *	5,752	130,110

MANUFACTURING - DIVERSIFIED-3.7%
The Timken Co.	4,684	115,320
Trinity Industries, Inc.	3,989	124,337
		239,657

MEDICAL DEVICES-4.6%
Boston Scientific Corp. *	3,794	150,736
Guidant Corp.	2,246	148,326
		299,062

MEDICAL PRODUCTS-1.9%
MedImmune, Inc. *	5,223	123,785

MEDICAL RESEARCH-1.8%
Amgen, Inc. *	2,091	118,518

METAL & MINING-1.1%
Phelps Dodge Corp.	795	73,164

PAPER & FOREST PRODUCTS-1.4%
International Paper Co.	2,201	88,942

PHARMACEUTICALS & BIOTECHNOLOGY-1.9%
ImClone Systems, Inc. *	2,295	121,291

PHOTO EQUIPMENT-2.1%
Eastman Kodak Co.	4,178	134,615

PIPELINES-2.3%
The Williams Cos., Inc.	12,554	151,903

RAILROADS-1.8%
Union Pacific Corp.	1,953	114,446

RETAIL - COMPUTERS & ELECTRONICS-1.9%
Best Buy Co., Inc.	2,274	123,342

SEMICONDUCTORS-2.0%
Agere Systems, Inc. *	125,379	127,887

SOFTWARE-1.9%
Concord Communications, Inc. *	13,722	122,469

SOFTWARE & SERVICES-1.0%
Ascential Software Corp. *	4,952	66,704

TELECOMMUNICATIONS-4.2%
Arris Group, Inc. *	16,809	87,743
Lucent Technologies, Inc. *	58,182	184,437
		272,180

TELECOMMUNICATIONS EQUIPMENT-2.7%
Advanced Fibre Communications, Inc. *	6,858	109,042
C-Cor.net Corp. *	7,961	67,271
		176,313

TRANSPORTATION-2.3%
GATX Corp.	5,518	147,110

WASTE MANAGEMENT-2.4%
Clean Harbors, Inc. *	13,629	158,914

Total Common Stock
(cost $6,084,872)		6,235,290

SHORT TERM INVESTMENTS-3.5%
MUTUAL FUNDS-3.5%
Federated Prime Obligation	226,614	226,614
SSGA Money Market Fund	22	22

Total Short Term Investments
(amortized cost $226,636)		226,636

TOTAL INVESTMENTS-99.2%
(cost $6,311,508)		6,461,926
Other assets less liabilities-0.8%		49,372

NET ASSETS-100.0%		$6,511,298

*Non-income producing security

VALUE SMALL CAP FUND

PORTFOLIO OF INVESTMENTS

September 30, 2004 (Unaudited)                                  Sun Capital Advisers Trust
	Shares	Value
COMMON STOCK-97.4%
AIRLINES-1.0%
AirTran Holdings, Inc. *	77,000	$ 766,920

AUTOMOTIVE-2.9%
Keystone Automotive Industries, Inc. *	59,800	1,315,600
LKQ Corp. *	53,000	968,310
		2,283,910

BUILDING & CONSTRUCTION-8.5%
Astec Industries, Inc. *	166,000	3,173,920
Dycom Industries, Inc *	39,000	1,107,210
Granite Construction, Inc.	103,500	2,473,650
		6,754,780

BUSINESS SERVICES-1.0%
Certegy, Inc.	21,100	785,131

CHEMICALS-5.0%
Cytec Industries, Inc.	54,900	2,687,355
Hercules, Inc. *	89,100	1,269,675
		3,957,030

COMMERCIAL SERVICES & SUPPLIES-1.2%
SOURCECORP, Inc. *	43,600	965,304

COMPUTER SERVICES-1.8%
Overland Storage, Inc. *	23,800	332,962
RadiSys Corp. *	30,000	418,500
Tier Technologies, Inc. *	70,300	678,395

		1,429,857

COMPUTER SOFTWARE-2.4%
Parametric Technology Corp. *	108,900	574,992
Renaissance Learning, Inc.	61,300	1,328,371
		1,903,363

CONSULTING SERVICES-0.7%
Gartner, Inc. Class A *	50,400	589,176

CONSUMER PRODUCTS & SERVICES-2.1%
Mobile Mini, Inc. *	67,500	1,674,000

DIVERSIFIED MANUFACTURING-3.7%
Actuant Corp. Class A *	38,200	1,574,222
Blount International, Inc. *	3,400	43,079
Teleflex, Inc.	17,700	752,250
TTM Technologies, Inc. *	61,300	544,957
		2,914,508

DRUGS & MEDICAL PRODUCTS-2.6%
LabOne, Inc. *	11,000	321,530
NeoPharm, Inc. *	125,000	1,070,000
Par Pharmaceutical Cos., Inc. *	18,000	646,740
		2,038,270

EDUCATION-1.3%
ITT Educational Services, Inc. *	29,000	1,045,450

ELECTRICAL ENGINEERING-1.9%
EMCOR Group, Inc. *	39,800	1,497,276

ENERGY-1.5%
MDU Resources Group, Inc.	46,593	1,226,794

FINANCIAL SERVICES-13.7%
Affiliated Managers Group, Inc. *	21,000	1,124,340
BISYS Group, Inc. *	106,200	1,551,582
CapitalSource, Inc. *	37,500	837,750
First State Bancorporation	39,841	1,256,187
Hancock Holding Co.	43,500	1,382,865
Pacific Capital Bancorp *	46,000	1,360,680
Piper Jaffray Cos., Inc. *	23,800	942,242
Prosperity Bancshares, Inc.	53,700	1,434,864
Texas Regional Bancshares, Inc. Class A	32,700	1,016,643
		10,907,153

INSURANCE-3.4%
Delphi Financial Group, Inc. Class A	24,000	964,080
Scottish Re Group Ltd.	10,700	226,519
StanCorp Financial Group, Inc.	2,800	199,360
Triad Guaranty, Inc. *	23,700	1,314,876
		2,704,835

INTERNET SOFTWARE & SERVICES-0.7%
Digitas, Inc. *	18,800	145,610
E.piphany, Inc. *	103,000	415,090
		560,700

MACHINERY/ENGINEERING-3.0%
National-Oilwell, Inc. *	54,000	1,774,440
Varian, Inc. *	16,500	624,855
		2,399,295

MANUFACTURING-1.7%
Roper Industries, Inc.	24,200	1,390,532

MEDICAL PRODUCTS-2.7%
Laserscope *	900	18,012
Northfield Laboratories, Inc. *	30,100	402,437
Omnicell, Inc. *	55,100	728,422
Regeneration Technologies, Inc. *	38,100	305,562
Third Wave Technologies *	101,000	694,880
		2,149,313

OFFICE EQUIPMENT-2.6%
Interface, Inc. Class A *	261,300	2,095,626

OIL & GAS - DRILLING EQUIPMENT-4.1%
FMC Technologies, Inc. *	51,000	1,703,400
Universal Compression Holdings, Inc. *	45,900	1,563,813
		3,267,213

REAL ESTATE-9.3%
American Financial Realty Trust	82,200	1,159,842
Correctional Properties Trust	43,900	1,198,470
Lexington Corporate Properties Trust	52,000	1,128,920
Nationwide Health Properties, Inc.	55,000	1,141,250
Newcastle Investment Corp.	51,600	1,584,120
U.S. Restaurant Properties, Inc.	71,000	1,199,190
		7,411,792

RETAIL-9.5%
Cache, Inc. *	60,200	903,000
Jos. A. Bank Clothiers, Inc. *	41,000	1,134,880
Pacific Sunwear of California,Inc. *	49,100	1,033,555
School Specialty, Inc. *	33,200	1,308,412
The Pep Boys - Manny, Moe & Jack	43,000	602,000
The Sports Authority, Inc. *	42,100	976,720
West Marine, Inc. *	74,600	1,594,948
		7,553,515

SEMICONDUCTORS-2.7%
Brooks Automation, Inc. *	45,200	639,580
Fairchild Semiconductor International, Inc. Class A *	37,900	537,043
Mattson Technology, Inc. *	80,900	622,121
Semtech Corp. *	18,700	358,479
		2,157,223

TECHNOLOGY-0.5%
ScanSource, Inc. *	6,100	389,180

TELECOMMUNICATIONS-0.9%
EMS Technologies, Inc. *	43,800	755,550

TRUCKING & SHIPPING-3.9%
SCS Transportation, Inc. *	64,800	1,227,312
Wabash National Corp. *	69,000	1,895,430
		3,122,742

UTILITIES-1.1%
Southwest Water Co.	68,400	837,900

Total Common Stock
(cost $70,000,723)		77,534,338

	Principal
	Amount
	(000)
SHORT TERM INVESTMENT-1.6%
REPURCHASE AGREEMENT-1.6%
State Street Bank and Trust Company 0.65%, 10/01/04
(collateralized by $1,060,000 U.S. Treasury Bonds, 6.375%, 08/15/27 with a value of $1,282,269)
(amortized cost $1,256,000)	1,256	1,256,000

TOTAL INVESTMENTS-99.0%
(cost $71,256,723)		78,790,338
Other assets less liabilities-1.0%		820,561

NET ASSETS-100.0%		$79,610,899

*Non-income producing security

BLUE CHIP MID CAP FUND

PORTFOLIO OF INVESTMENTS

September 30, 2004 (Unaudited)                                          Sun Capital Advisers Trust
	Country
	Code	Shares	Value
COMMON STOCK-95.7%
AUTOMOBILES & COMPONENTS-3.3%
BorgWarner, Inc.		18,500	$ 800,865
Johnson Controls, Inc.		13,200	749,892
Lear Corp.		19,400	1,056,330
			2,607,087

BANKS-8.1%
Bank of Hawaii Corp.		14,500	685,125
City National Corp.		13,600	883,320
Countrywide Financial Corp.		52,300	2,060,097
Golden West Financial Corp.		7,300	809,935
GreenPoint Financial Corp.		7,100	328,446
Hibernia Corp. Class A		39,100	1,032,631
UnionBanCal Corp.		11,900	704,599
			6,504,153

CAPITAL GOODS-8.0%
American Power Conversion Corp.		27,400	476,486
Eaton Corp.		14,200	900,422
Paccar, Inc.		17,450	1,206,144
Parker-Hannifin Corp.		18,800	1,106,568
Precision Castparts Corp.		21,100	1,267,055
Rockwell Collins, Inc.		39,500	1,467,030
			6,423,705

COMMERCIAL SERVICES & SUPPLIES-5.3%
Apollo Group, Inc. Class A*		9,200	675,004
Avery Dennison Corp.		11,000	723,580
Education Management Corp.*		37,300	993,672
Equifax, Inc.		47,000	1,238,920
Manpower, Inc.		14,600	649,554
			4,280,730

CONSUMER DURABLES & APPAREL-3.2%
Centex Corp.		8,800	444,048
Lennar Corp.		21,340	1,015,784
Liz Claiborne, Inc.		8,700	328,164
Mohawk Industries, Inc.*		10,000	793,900
			2,581,896

DIVERSIFIED FINANCIALS-4.7%
Blackrock, Inc. Class A		10,500	771,645
Federated Investors, Inc.		11,400	324,216
Legg Mason, Inc.		19,350	1,030,774
Providian Financial Corp.*		71,500	1,111,110
Takefuji Corp.	JP	8,310	531,653
			3,769,398

ENERGY-9.0%
Chesapeake Energy Corp.		34,200	541,386
EOG Resources, Inc.		23,700	1,560,645
GlobalSantaFe Corp.		21,100	646,715
Nabors Industries Ltd.*		13,900	658,165
Premcor, Inc.*		27,700	1,066,450
Valero Energy Corp.		9,900	794,079
XTO Energy, Inc.		59,575	1,934,996
			7,202,436

FOOD, BEVERAGES & TOBACCO-0.9%
Constellation Brands, Inc. Class A*		18,800	715,528

HEALTHCARE EQUIPMENT & SERVICES-3.4%
Edwards Lifesciences Corp.*		22,300	747,050
Guidant Corp.		10,200	673,608
McKesson HBOC, Inc.		20,100	515,565
Medco Health Solutions, Inc.*		25,700	794,130
			2,730,353

HOTELS, RESTAURANTS & LEISURE-0.8%
Gtech Holdings Corp.		23,800	602,616

INSURANCE-5.7%
Ambac Financial Group, Inc.		10,775	861,461
Brown & Brown, Inc.		14,400	658,080
Everest Re Group Ltd.		6,800	505,444
Fidelity National Financial, Inc.		12,480	475,488
Gallagher Arthur J. & Co.		18,900	626,157
IPC Holdings Ltd.		15,100	573,951
White Mountains Insurance Group Ltd.		1,720	904,720
			4,605,301

MATERIALS-4.7%
Cameco Corp.		11,000	871,640
Pactiv Corp.*		26,200	609,150
Rinker Group	AU	140,888	880,589
Rohm & Haas Co.		17,600	756,272
Smurfit-Stone Container Corp.*		35,400	685,698
			3,803,349

MEDIA-2.3%
E.W. Scripps Co. Class A		7,200	344,016
EchoStar Communications Corp. Class A*		19,100	594,392
Lamar Advertising Co. Class A*		18,250	759,383
Pixar *		2,100	165,690
			1,863,481

PHARMACEUTICALS & BIOTECHNOLOGY-6.5%
Biovail Corp.*		38,900	672,970
Celera Genomics Group*		21,200	247,828
Cephalon, Inc.*		13,900	665,810
Gilead Sciences, Inc.*		21,800	814,884
Human Genome Sciences, Inc.*		13,500	147,285
King Pharmaceuticals, Inc.*		45,600	544,464
Millennium Pharmaceuticals*		82,400	1,129,704
Vertex Pharmaceuticals, Inc.*		27,600	289,800
Watson Pharmaceuticals, Inc.*		24,500	721,770
			5,234,515

REAL ESTATE-1.4%
Host Marriott Corp.*		30,000	420,900
iStar Financial, Inc.		16,100	663,803
			1,084,703

RETAILING-3.8%
Abercrombie & Fitch Co. Class A		9,900	311,850
Genuine Parts Co.		3,800	145,844
Michaels Stores, Inc.		24,200	1,432,882
PETsMART, Inc.		24,400	692,716
Ross Stores, Inc.		6,300	147,672
Williams-Sonoma, Inc.*		7,500	281,625
			3,012,589

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-2.9%
Analog Devices, Inc.		18,000	698,040
ASML Holdings N.V.*		42,870	551,737
International Rectifier Corp.*		15,200	521,360
KLA-Tencor Corp.*		14,300	593,164
			2,364,301

SOFTWARE & SERVICES-8.8%
Alliance Data Systems Corp.*		18,500	750,360
Amdocs Ltd.*		47,600	1,039,108
CheckFree Corp.*		14,300	395,681
Electronic Arts, Inc.*		21,600	993,384
Intuit, Inc.*		18,300	830,820
Red Hat, Inc.*		31,200	381,888
Symantec Corp.*		14,200	779,296
The BISYS Group, Inc.*		61,900	904,359
VeriSign, Inc.*		48,400	962,192
			7,037,088

TECHNOLOGY HARDWARE & EQUIPMENT-7.1%
CDW Corp.		18,300	1,061,949
NCR Corp.*		8,300	411,597
Network Appliance, Inc.*		62,200	1,430,600
Research In Motion Ltd.*		10,600	809,204
Solectron Corp.*		125,300	620,235
Tellabs, Inc.*		93,500	859,265
Xerox Corp.*		36,200	509,696
			5,702,546

TELECOMMUNICATION SERVICES-3.2%
American Tower Corp. Class A*		62,100	953,235
Citizens Communications Co.		44,800	599,872
Nextel Communications, Inc. Class A*		43,800	1,044,192
			2,597,299

UTILITIES-2.6%
Cinergy Corp.		22,100	875,160
Energy East Corp.		21,000	528,780
Wisconsin Energy Corp.		22,300	711,370
			2,115,310

Total Common Stock
(cost $63,416,423)			76,838,384

		Principal
		Amount
		(000)
SHORT TERM INVESTMENT-3.9%
REPURCHASE AGREEMENT-3.9%
State Street Bank and Trust Company 1.65%, 10/1/04 (collateralized by $3,160,000 U.S. Treasury Notes, 1.625%, 01/31/05 with a value of $3,167,900)
(amortized cost $3,103,000)		3,103	3,103,000

TOTAL INVESTMENTS-99.6%
(cost $66,519,423)			79,941,384
Other assets less liabilities-0.4%			294,645

NET ASSETS-100.0%			$80,236,029

*Non-income producing security

AU = Australia

JP = Japan

DAVIS VENTURE VALUE FUND

PORTFOLIO OF INVESTMENTS

September 30, 2004 (Unaudited)                                          Sun Capital Advisers Trust
	Country
	Code	Shares	Value
COMMON STOCK-97.0%
BANKING S & L-12.5%
Fifth Third Bancorp		13,900	$684,158
Golden West Financial Corp.		12,600	1,397,970
HSBC Holdings PLC	GB	111,325	1,766,846
Lloyds TSB Group PLC ADR		11,800	371,464
State Street Corp.		2,600	111,046
Wells Fargo & Co.		25,700	1,532,491
			5,863,975

BUILDING MATERIALS-1.4%
Martin Marietta Materials, Inc.		7,000	316,890
Vulcan Materials Co.		6,500	331,175
			648,065

COMMUNICATION SERVICES-3.2%
Comcast Corp. Class A Special*		54,400	1,518,848

COMPUTERS-1.9%
Lexmark International, Inc. Class A*		10,600	890,506

CONSUMER PRODUCTS & SERVICES-4.8%
Altria Group, Inc.		46,600	2,192,064
Iron Mountain, Inc.*		1,600	54,160
			2,246,224

DIVERSIFIED INTERESTS & HOLDINGS-0.4%
Rentokil Initial PLC	GB	73,700	200,729

DIVERSIFIED MANUFACTURING-4.3%
Tyco International Ltd.		66,330	2,033,678

ELECTRONICS-0.1%
Agere Systems, Inc. Class A*		27,700	29,085

ENERGY SOURCES-1.9%
Devon Energy Corp.		12,900	916,029

FINANCIAL SERVICES-19.8%
American Express Co.		61,900	3,185,374
Citigroup, Inc.		33,033	1,457,416
D&B Corp.*		9,300	545,910
H&R Block, Inc.		16,400	810,488
JPMorgan Chase & Co.		43,296	1,720,150
Moody's Corp.		8,600	629,950
Morgan Stanley		7,500	369,750
Providian Financial Corp.*		12,200	189,588
Takefuji Corp.	JP	6,300	403,058
			9,311,684

FOOD, BEVERAGES & RESTAURANTS-3.3%
Diageo PLC ADR		13,300	670,719
Heineken Holding NV Class A	NL	15,025	403,744
Hershey Foods Corp.		9,800	457,758
			1,532,221

HEALTH CARE FACILITIES-0.8%
HCA, Inc.		9,300	354,795

INSURANCE-18.9%
American International Group, Inc.		34,700	2,359,253
Aon Corp.		15,400	442,596
Berkshire Hathaway, Inc. Class A*		25	2,166,250
Loews Corp.		14,200	830,700
Markel Corp.*		140	43,176
Marsh & McLennan Cos., Inc.		9,900	453,024
The Chubb Corp.		2,100	147,588
The Principal Financial Group, Inc.		5,200	187,044
The Progressive Corp.		18,400	1,559,400
Transatlantic Holdings, Inc.		12,687	689,539
			8,878,570

INTERNET SOFTWARE & SERVICES-0.5%
IAC/ InterActiveCorp*		10,000	220,200

MULTIMEDIA-1.3%
Lagardere S.C.A.	FR	9,800	607,727

OIL & GAS-6.9%
ConocoPhillips		14,364	1,190,057
EOG Resources, Inc.		11,100	730,935
Occidental Petroleum Corp.		18,000	1,006,740
Transocean, Inc.*		8,500	304,130
			3,231,862

PACKAGING-2.6%
Sealed Air Corp.*		26,600	1,232,910

PHARMACEUTICALS-3.3%
Cardinal Health, Inc.		10,100	442,077
Eli Lilly & Co.		8,700	522,435
Novartis AG Registered	CH	5,200	242,646
Pfizer, Inc.		11,380	348,228
			1,555,386

PUBLISHING-0.6%
Gannett, Inc.		3,500	293,160

REAL ESTATE-1.9%
CenterPoint Properties Trust		20,396	888,858

RETAILING-3.0%
Costco Wholesale Corp.		33,400	1,388,104

SOFTWARE-1.2%
Microsoft Corp.		20,600	569,590

TELECOMMUNICATIONS-0.7%
Nokia Corp. ADR		9,500	130,340
SK Telecom Co., Ltd. ADR		11,000	213,950
			344,290

TRANSPORTATION-0.9%
United Parcel Services, Inc. Class B		5,500	417,560

WHOLESALE & RETAIL-0.8%
AutoZone, Inc.*		4,900	378,525

Total Common Stock
(cost $38,729,787)			45,552,581

		Principal
		Amount
		(000)
SHORT TERM INVESTMENT-3.0%
REPURCHASE AGREEMENT-3.0%
State Street Bank and Trust Company 1.80%, 10/1/04 (collateralized by $1,430,000 Fededal National Mortgage Association, 1.550%, 07/07/05 with a value of $1,427,935)
(amortized cost $1,398,000)		1,398	1,398,000

TOTAL INVESTMENTS-100.0%
(cost $40,127,787)			46,950,581
Liabilities in excess of other assets-0.0%			(19,274)

NET ASSETS-100.0%			$46,931,307

*Non-income producing security

ADR = American Depositary Receipt

CH = Switzerland

FR = France

GB = Great Britain

JP = Japan

NL = Netherlands

REAL ESTATE FUND

PORTFOLIO OF INVESTMENTS

September 30, 2004 (Unaudited)                                       Sun Capital Advisers Trust

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS-97.3%
APARTMENTS-22.0%
Archstone-Smith Trust	153,583	$ 4,859,366
AvalonBay Communities, Inc.	72,334	4,355,953
BRE Properties, Inc.	119,916	4,598,779
Equity Residential Properties Trust	169,088	5,241,728
United Dominion Realty Trust, Inc.	192,105	3,809,442
		22,865,268

DIVERSIFIED-4.9%
Vornado Realty Trust	82,017	5,140,826

HOTELS & RESTAURANTS-6.4%
Host Marriott Corp. *	186,427	2,615,571
MeriStar Hospitality Corp. *	490,610	2,673,824
Orient-Express Hotel Ltd. Class A	85,362	1,394,815
		6,684,210

MIXED-5.8%
Duke Realty Corp.	73,467	2,439,105
Reckson Associates Realty Corp.	123,355	3,546,456
		5,985,561

MORTGAGE-3.0%
Annaly Mortgage Management, Inc.	95,075	1,628,635
Gramercy Capital Corp. *	97,115	1,514,994
		3,143,629

OFFICE-11.5%
Alexandria Real Estate Equities, Inc.	71,664	4,709,758
CarrAmerica Realty Corp.	104,455	3,415,678
SL Green Realty Corp.	73,890	3,828,241
		11,953,677

REGIONAL MALLS-13.0%
Macerich Co.	131,829	7,025,168
Simon Property Group, Inc.	121,926	6,538,891
		13,564,059

SHOPPING CENTERS-12.3%
Developers Diversified Realty Corp.	133,703	5,234,472
Kimco Realty Corp.	79,551	4,080,966
Regency Centers Corp.	75,883	3,527,801
		12,843,239

STORAGE-7.1%
Public Storage, Inc.	69,194	3,428,562
Shurgard Storage Centers, Inc. Class A	101,046	3,920,585
		7,349,147

TRIPLE NET LEASES-3.1%
American Financial Realty Trust	230,807	3,256,687

WAREHOUSE & INDUSTRIAL-8.2%
CenterPoint Properties Trust	99,793	4,348,979
ProLogis Trust	117,916	4,155,360
		8,504,339

Total Real Estate Investment Trusts
(cost $87,721,790)		101,290,642

SHORT-TERM INVESTMENTS-2.4%
MUTUAL FUNDS-2.4%
Federated Prime Obligation	2,204,855	2,204,855
SSGA Money Market Fund	268,176	268,176

Total Short-Term Investments
(amortized cost $2,473,031)		2,473,031

TOTAL INVESTMENTS-99.7%
(cost $90,194,821)		103,763,673
Other assets less liabilities-0.3%		349,209

NET ASSETS-100.0%		$104,112,882

*Non-income producing security

INVESTMENT GRADE BOND FUND

PORTFOLIO OF INVESTMENTS

September 30, 2004 (Unaudited)                                        Sun Capital Advisers Trust

	Principal
	Amount
	(000)	Value
ASSET BACKED SECURITIES-1.7%
Airplanes Pass Through Trust Series D
10.88%, 3/15/19 (3)	$494	$4,938
California Infrastructure Development
6.42%, 9/25/08	158	164,024
Peco Energy Transition Trust
6.13%, 3/1/09	750	813,148

Total Asset Backed Securities
(cost $1,260,443)		982,110

CORPORATE DEBT OBLIGATIONS-44.3%
AEROSPACE-1.8%
Northrop Grumman Corp.
9.38%, 10/15/24	1,000	1,043,630

AUTOMOTIVE-2.4%
Ford Motor Co.
7.45%, 7/16/31	900	882,477
General Motors Acceptance Corp.
6.13%, 9/15/06	500	522,706
		1,405,183

BROADCASTING/MEDIA-4.2%
Continental Cablevision, Inc.
9.50%, 8/1/13	975	1,067,714
News America, Inc.
6.75%, 1/9/38	300	334,076
Time Warner Entertainment Co.
10.15%, 5/1/12	800	1,038,263
		2,440,053

BUILDING CONSTRUCTION-2.7%
Centex Corp.
7.35%, 4/4/06	135	143,181
KB HOME
6.38%, 8/15/11 (1)	1,000	1,050,000
Pulte Homes, Inc.
7.88%, 6/15/32	320	376,676
		1,569,857

ELECTRIC UTILITIES-5.3%
Allegheny Energy Supply Co. LLC
8.75%, 4/15/12 (1)	750	828,750
CenterPoint Energy, Inc.
6.85%, 6/1/15	625	675,574
Edison Mission Energy
9.88%, 4/15/11	285	332,025
Monongahela Power Co.
5.00%, 10/1/06	1,000	1,034,688
PSEG Energy Holdings, Inc.
8.50%, 6/15/11	200	225,500
		3,096,537

FINANCIAL SERVICES-1.5%
Capital One Financial Corp.
6.25%, 11/15/13	200	214,754
Morgan Stanley
4.75%, 4/1/14	700	677,653
		892,407

FOODS-1.2%
Dole Food Co., Inc.
7.25%, 6/15/10	700	722,750

GAMING-2.9%
Harrah's Operating Co., Inc.
5.38%, 12/15/13	1,000	997,405
MGM Mirage, Inc.
8.50%, 9/15/10	600	681,750
		1,679,155

GAS & PIPELINE UTILITIES-0.3%
Dynegy Holdings, Inc.
6.88%, 4/1/11	200	190,500

HEALTH SERVICES-1.3%
Medco Health Solutions, Inc.
7.25%, 8/15/13	650	724,534

INSURANCE-1.9%
Assurant, Inc.
5.63%, 2/15/14	600	615,682
Liberty Mutual Group, Inc.
7.00%, 3/15/34 (1)	500	506,867
		1,122,549

OIL-3.4%
Amerada Hess Corp.
7.30%, 8/15/31	500	545,039
Enterprise Products Operating L.P.
5.60%, 10/15/14 (1)	700	705,322
Pemex Finance Ltd.
9.03%, 2/15/11	600	700,368
		1,950,729

PAPER-1.1%
Abitibi-Consolidated, Inc.
5.25%, 6/20/08	650	629,688

REAL ESTATE-4.7%
Commercial Net Lease Realty
6.25%, 6/15/14	750	785,884
7.13%, 3/15/08	600	651,071
Reckson Operating Partnership
5.15%, 1/15/11	700	699,976
Shurgard Storage Centers, Inc.
5.88%, 3/15/13	600	615,865
		2,752,796

RETAIL-1.1%
Safeway, Inc.
5.63%, 8/15/14	600	612,928

SOVEREIGN-2.6%
Aries Vermogensverwaltungs Series C
9.60%, 10/25/14 (1)	750	841,875
Republic of South Africa
6.50%, 6/2/14	600	640,500
		1,482,375

TELECOMMUNICATIONS-3.7%
America Movil S.A. de C.V.
5.50%, 3/1/14 (1)	650	628,214
AT&T Wireless Services, Inc.
8.75%, 3/1/31	500	656,516
Intelsat
6.50%, 11/1/13	260	213,200
Sprint Capital Corp.
6.90%, 5/1/19	600	656,902
		2,154,832

TOBACCO-1.4%
Altria Group, Inc.
7.00%, 11/4/13	750	782,522

TRANSPORTATION-0.8%
Atlas Air, Inc.
9.70%, 1/2/08	81	40,301
Continental Airlines, Inc.
6.41%, 4/15/07	77	70,561
8.05%, 11/1/20	360	351,490
		462,352

Total Corporate Debt Obligations
(cost $24,468,841)		25,715,377

COLLATERALIZED MORTGAGE OBLIGATION-2.1%
Federal National Mortgage Assn.
6.00%, 1/25/32
(cost $1,072,767)	1,179	1,212,547

COMMERCIAL MORTGAGE BACKED SECURITIES-4.7%
Commercial Mortgage Asset Trust Series 1999-C1 Class F
6.25%, 1/17/32 (1)	400	427,950
CS First Boston Mortgage Securities Corp. Series 2000-C1 Class A2
7.55%, 4/14/62	400	461,151
GMAC Commercial Mortgage Securities, Inc. Series 2003-C1 Class A2
4.08%, 5/10/36	800	772,219
4.22%, 4/10/40	220	222,238
LB-UBS Commercial Mortgage Trust Series 2002-C2 Class A1
3.83%, 6/15/26	566	572,593
Morgan Stanley Capital I Series 1997-XL1 Class A1
6.59%, 10/3/30	42	42,000
Wachovia Bank Commercial Mortgage Trust Series 2003-C9 Class A2
3.96%, 12/15/35	235	236,023

Total Commercial Mortgage Backed Securities
(cost $2,579,232)		2,734,174

U.S. GOVERNMENT AGENCY OBLIGATIONS-46.4%
Federal Home Loan Mortgage
4.75%, 8/1/32	798	813,297
4.75%, 10/11/12	2,000	1,991,664
5.00%, 6/1/34	988	979,342
5.00%, TBA	1,575	1,599,116
5.50%, 10/1/17	340	352,476
5.50%, 11/1/17	657	680,297
5.50%, 9/15/28	600	618,504
5.50%, 6/1/33	579	588,002
5.50%, TBA	500	506,719
5.75%, 4/15/08	1,250	1,349,988
6.00%, 1/1/17	343	359,898
6.00%, 2/1/29	41	42,054
6.50%, 10/1/16	251	265,202
6.50%, 11/1/16	25	26,654
6.50%, TBA	750	786,563
7.00%, 11/1/29	76	80,593
7.00%, 1/1/31	46	48,729
7.00%, 4/1/31	17	18,421
7.00%, 8/1/31	165	175,285
7.50%, 3/1/30	19	20,842
7.50%, 12/1/30	67	72,090
9.00%, 11/1/06	2	1,717
Federal National Mortgage Assn.
3.25%, 6/28/06	2,000	2,004,026
4.50%, 6/1/19 (2)	1,969	1,964,503
5.00%, 6/1/18	749	762,539
5.00%, 7/1/34	750	743,050
5.00%, TBA	1,300	1,320,312
5.50%, 12/1/32 (2)	1,853	1,882,523
6.00%, 12/1/13	28	29,109
6.00%, 11/1/16	40	42,071
6.00%, TBA	750	775,546
8.00%, 8/1/30	9	10,173
Government National Mortgage Assn.
5.50%, TBA	1,100	1,118,562
6.00%, 8/15/16	148	156,363
6.50%, 9/15/31	259	273,072
6.50%, 3/15/32	292	307,923
6.50%, 9/15/32	342	361,202
6.50%, 10/15/32	765	808,180
7.00%, 12/15/14	38	40,996
7.00%, 2/15/28	55	58,794
7.50%, 3/15/30	63	67,349
7.50%, 9/15/30	92	98,956
Tennessee Valley Authority Series A
5.63%, 1/18/11	200	216,852
U.S. Treasury Bonds
10.38%, 11/15/12 (2)	500	608,984
U.S. Treasury Notes
3.88%, 1/15/09 (2)	1,732	1,950,247

Total U.S. Government Agency Obligations
(cost $26,730,055)		26,978,785

SHORT TERM INVESTMENTS-11.5%
COMMERCIAL PAPER-7.9%
American General Finance Corp.
1.81%, 10/21/04	2,300	2,297,687
Dupont (E. I.) de Nemours & Co.
1.71%, 10/14/04	2,300	2,298,580
		4,596,267

	Shares
MUTUAL FUNDS-3.6%
Federated Prime Obligation	2,068,986	2,068,986
SSGA Money Market Fund	7	7
		2,068,993

Total Short Term Investments
(cost $6,665,260)		6,665,260

TOTAL INVESTMENTS-110.7%
(cost $62,776,598)		64,288,253
Other assets less liabilities-(10.7)%		(6,205,766)

NET ASSETS-100.0%		$58,082,487

TBA = to be announced

(1) Eligible for resale under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004 these securities amounted to $4,988,978, representing 8.59% of net assets.

(2) Security or a portion of the security has been designated as collateral for TBA securities.

(3) Security is in default.

MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

September 30, 2004 (Unaudited)                                           Sun Capital Advisers Trust
	Principal
	Amount
	(000)	Value
COMMERCIAL PAPER-78.2%
American Express Credit Corp.
1.55%, 10/5/04	$440	$440,000
1.60%, 10/5/04	320	320,000
American General Finance Corp.
1.55%, 10/8/04 (1)	3,775	3,773,862
1.85%, 11/29/04 (1)	1,800	1,794,543
BellSouth Corp.
1.62%, 10/4/04 (1)	2,860	2,859,614
1.64%, 10/8/04 (1)	2,500	2,499,203
Caterpillar Financial Services NV
1.65%, 10/6/04	2,000	1,999,542
1.74%, 10/12/04	3,600	3,598,086
CIT Group, Inc.
1.62%, 11/10/04	6,000	5,989,200
Citicorp
1.73%, 11/12/04	2,545	2,545,000
1.75%, 11/8/04	1,000	1,000,000
Coca-Cola Co.
1.53%, 10/5/04	3,000	2,999,490
1.80%, 12/13/04	1,500	1,494,525
Diageo Capital PLC
1.61%, 11/8/04 (1)	3,000	2,994,902
1.75%, 10/22/04 (1)	2,500	2,497,448
Dupont (E. I.) de Nemours & Co.
1.55%, 10/19/04	3,300	3,297,442
1.71%, 10/13/04	2,200	2,198,746
FCAR Owner Trust
1.75%, 10/26/04	2,000	1,997,569
1.75%, 11/3/04	3,600	3,594,225
General Electric Capital Corp.
1.51%, 10/12/04	3,000	3,000,000
1.58%, 10/12/04	3,000	3,000,000
Household Finance Corp.
1.63%, 10/19/04	3,100	3,100,000
1.79%, 11/15/04	1,000	1,000,000
International Business Machines Corp. (IBM)
1.72%, 10/4/04	2,000	1,999,713
Morgan Stanley Dean Witter & Co.
1.78%, 10/21/04	3,500	3,496,539
National Rural Utilities Cooperative Finance Corp.
1.55%, 10/5/04	4,000	3,999,311
1.65%, 10/15/04	1,500	1,499,038
PepsiCo, Inc.
1.66%, 10/18/04 (1)	5,800	5,795,453
Pfizer, Inc.
1.62%, 11/17/04 (1)	5,700	5,687,944
State Street Corp.
1.55%, 10/1/04	6,000	6,000,000
The Goldman Sachs Group, Inc.
1.17%, 10/12/04	1,200	1,199,571
Thunder Bay Funding, Inc.
1.63%, 10/18/04 (1)	1,300	1,298,999
1.77%, 10/20/04 (1)	4,400	4,395,890
Toyota Credit de Puerto Rico
1.51%, 10/4/04	1,000	999,874
1.58%, 11/4/04	1,500	1,497,762
1.65%, 10/6/04	3,500	3,499,198
UBS Finance, Inc.
1.69%, 11/23/04	2,735	2,728,195
1.74%, 11/23/04	2,000	1,994,877
Wal-Mart Stores, Inc.
1.65%, 10/18/04 (1)	1,900	1,898,520
1.74%, 10/26/04 (1)	3,200	3,196,133

Total Commercial Paper
(amortized cost $109,180,414)		109,180,414

U.S. GOVERNMENT AGENCY OBLIGATIONS-18.9%
Federal Home Loan Mortgage
1.48%, 10/1/04	4,500	4,500,000
1.61%, 10/5/04	2,250	2,249,599
1.86%, 12/14/04	1,800	1,793,136
1.95%, 3/31/05	4,335	4,292,499
2.02%, 5/3/05	3,000	2,963,977
Federal National Mortgage Assn.
1.70%, 12/8/04	3,000	2,990,366
1.71%, 11/10/04	3,800	3,792,780
United States Treasury Bills
1.14%, 11/4/04	1,500	1,498,385
1.34%, 11/26/04	2,300	2,295,206

Total U.S. Government Agency Obligations
(amortized cost $26,375,948)		26,375,948

	Shares
MUTUAL FUNDS-3.3%
Federated Prime Obligation	4,636,767	4,636,767
SSGA Money Market Fund	1,321	1,321

Total Mutual Funds
(amortized cost $4,638,088)		4,638,088

TOTAL INVESTMENTS-100.4%
(cost $140,194,450)		140,194,450
Other assets less liabilities-(0.4)%		(546,958)

NET ASSETS-100.0%		$139,647,492

*Non-income producing security

(1) Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, these securities amounted to $38,692,511, representing 27.71% of net assets.

Valuation of Investments

Securities for which exchange quotations are readily available are valued at the last sales price, or, if no sales occurred on that day, at the mean between the closing bid and asked prices. Certain fixed income securities are valued by a dealer or by a pricing service based upon a computerized matrix system, which considers market transactions and dealer supplied valuations. Short-term securities maturing in 60 days or less are valued at cost plus earned discount to maturity (amortized cost), which approximates market value. Securities for which current market quotations are not readily available are stated at fair value as determined in good faith under the direction of the Board of Trustees.

In accordance with Rule 2a-7 of the 1940 Act, the Money Market Fund values its securities initially at cost, and thereafter, securities are assumed to have a constant amortization to maturity of any discount or premium. Amortized cost approximates fair value.

Item 2. CONTROLS AND PROCEDURES.
(a)

Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SUN CAPITAL ADVISERS TRUST

By (Signature and Title)*	/s/ JAMES M.A. ANDERSON
James M.A. Anderson, President
Date:	November 18, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES M.A. ANDERSON
James M.A. Anderson, President
(Chief Executive Officer)
Date:	November 18, 2004

By (Signature and Title)*	/s/ JAMES F. ALBAN
James F. Alban, Treasurer
(Chief Financial Officer)
Date:	November 18, 2004

* Print name and title of each signing officer under his or her signature.